MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated March 17, 2023 to the

Statement of Additional Information for the Series dated March 1, 2023, (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

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Effective March 31, 2023, the portfolio management teams of the Series will change as follows:

1.	Christian Andreach, CFA® will no longer serve as a member of the Series’ portfolio management teams.

Accordingly, as of March 31, 2023, the SAI is hereby supplemented and revised as follows:

1.	The information relating to Mr. Andreach in the first table in the “Portfolio Managers” section and the “Management of Other Portfolios” table of the SAI is hereby deleted.

Effective April 1, 2023, the portfolio management teams of the Series will change as follows:

1.	Elizabeth H. Mallette, CFA® will become a member of the Series’ portfolio management teams.

Accordingly, as of April 1, 2023, the SAI is hereby supplemented and revised as follows:

1.	The following information relating to Ms. Mallette is hereby added to the first table in the “Portfolio Managers” section.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI*	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series*
Elizabeth H. Mallette, CFA®, Managing Director, Capital Goods	Member of Pro-Blend Series, Equity Series and Overseas Series Portfolio Management Teams	Equity Series – between $50,001 and $100,000 Overseas Series – between $50,001 and $100,000 Pro-Blend Moderate Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

*	Dollar ranges do not reflect interests owned by a Portfolio Manager in collective investment trust funds managed by the Advisor, which may have investment objectives, policies and strategies substantially similar to those of a series of the Fund.

2.	The following information is hereby added to the “Management of Other Portfolios” table in the “Portfolio Managers” section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Elizabeth H. Mallette	0	$0	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN SAI Supp 3.17.23